ADVANCES FROM JOINT VENTURE PARTNERS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of joint operations [Table Text Block]
	December 31, 2018	December 31, 2017
U.S.A.	$456,226	$808,905
Sweden	159,443	-
Total	$615,669	$808,905